Redeemable Convertible Preferred Units and Equity - Common Units (Details)	Apr. 01, 2021 shares	Sep. 30, 2021 shares	Jul. 01, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Temporary Equity [Line Items]
Common stock shares authorized		1,000	1,000
Common stock issued		1,000	1,000
Common stock outstanding		1,000	1,000
Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock shares authorized				3,250,000,000	500,890,000
Common stock issued		340,432,417		176,824,152	176,824,152
Common stock outstanding		340,432,417		176,824,152	176,824,152
Class A common units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock shares authorized	161,518,057	161,518,057		161,518,057	161,518,057
Common stock issued	161,518,057	161,518,057		0	0
Common stock outstanding		161,518,057		0	0
Class B common units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock shares authorized	3,250,000,000	3,250,000,000		3,250,000,000	3,250,000,000
Conversion ratio	1
Common stock issued		178,914,360		176,824,152	0
Common stock outstanding		178,914,360		176,824,152	0
Class C common units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock shares authorized	0
Class B Employee Equity Units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock shares authorized	60,000,000
Conversion ratio	1
Class C Employee Equity Units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock shares authorized	21,411,801